(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 7) - Unconsolidated [member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	R$ 112,522	R$ 145,779
Tax losses carryforwards [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	2,950	38,216
Temporary nondeductible differences [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	(355)	(408)
Subtotal [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	29,395	37,808
Tax losses carryforwards [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	84,113	109,103
Temporary nondeductible differences [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	(986)	(1,132)
Subtotal [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total	R$ 83,127	R$ 107,971